THE ADVISORS’ INNER CIRCLE FUND

Sands Capital Global Growth Fund (the “Fund”)

Supplement dated January 29, 2020 to:

•	the Fund’s Investor Class Shares Statutory Prospectus, dated March 1, 2019 (the “Investor Prospectus”);

•	the Fund’s Institutional Class Shares Statutory Prospectus, dated March 1, 2019 (the “Institutional Prospectus” and, together with the Investor Prospectus, the “Prospectuses”); and

•	the Fund’s Statement of Additional Information, dated March 1, 2019 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Fund’s Prospectuses and SAI and should be read in conjunction with the Fund’s Prospectuses and SAI.

Effective January 31, 2020 (the “Effective Date”), Brian A. Christiansen has been appointed one of the portfolio managers of the Fund, replacing Sunil H. Thakor. Mr. Christiansen and the remaining members of the portfolio management team will be jointly and primarily responsible for the day to day management of the Fund. Accordingly, as of the Effective Date, the Fund’s Prospectuses and SAI are hereby amended and supplemented as follows:

1.	All references to Mr. Thakor contained in the Fund’s Prospectuses and SAI are hereby deleted.

2.	The following paragraph is hereby added to the “Portfolio Managers” section on page 10 of the Fund’s Prospectuses:

Brian A. Christiansen, CFA, Research Analyst, Senior Portfolio Manager, and Executive Managing Director, has managed the Fund since 2020.

3.	The following paragraph is hereby added to the “Portfolio Managers” section on page 18 of the Fund’s Prospectuses:

Brian A. Christiansen, CFA, is a portfolio manager for the Fund. Mr. Christiansen, Research Analyst, Senior Portfolio Manager, and Executive Managing Director, joined the Adviser in June 2006. He has investment experience dating back to that same year. Mr. Christiansen received his BA in Economics from Yale University (2005). He also earned his MBA from the Yale School of Management (2009). Mr. Christiansen is a CFA® charterholder.

4.	In the subsection titled “Fund Shares Owned by Portfolio Managers” of the SAI, the following information is hereby added to the table:

Name	Dollar Range of Fund Shares
Brian A. Christiansen, CFA*	$100,001-$500,000

*	As of December 31, 2019.

5.	In the subsection titled “Other Accounts” of the SAI, the following information is hereby added to the table:

Name	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Brian A. Christiansen, CFA*	1	$1.39	6[2]	$1.96	8	$1.62

*	As of December 31, 2019.
[2]	Includes 3 accounts managed with a performance-based fee, representing approximately $367 million in assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAN-SK-006-0100

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